Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 697	$ 480	$ 336	$ 293
Current restricted cash	31	44	$ 85	$ 160
Level 1 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	697	480
Current restricted cash	31	118
Level 1 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	697	480
Current restricted cash	31	118
Level 2 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset - interest rate cap	0	5
Level 2 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset - interest rate cap	$ 0	$ 5